Net Income (Loss) per Common Unit and Net Income (Loss) per Share (Tables)	6 Months Ended
Jun. 29, 2013
Potentially Dilutive Securities Excluded from Computation of Diluted Net (loss) Income per Common Unit

The following outstanding shares of potentially dilutive securities were excluded from the computation of diluted net income (loss) per common unit for the periods presented (in thousands):

	Year Ended December 31,			Six Months Ended
	2010	2011	2012	June 30, 2012	June 29, 2013
				(unaudited)
Convertible Series A preferred units	8,110	8,110	8,110	8,110	7,524
Option Plan awards to purchase common stock	—	—	1,073	709	1,302

Net Income (Loss) per Share and Weighted-Average Shares

	Year Ended December 31,			Six Months Ended
	2010	2011	2012	June 30, 2012	June 29, 2013
				(unaudited)
Numerator:
Net income (loss) attributable to common unit holders/stockholders	$3,453	$10,112	$3,605	$454	$(9,125)

Denominator:
Weighted average shares used for basic net income (loss) per unit/share computation	17,862	17,300	17,300	17,300	18,284

Weighted average effect of dilutive securities:
Stock options	—	—	3	—	—

Weighted average shares used for diluted net income (loss) per unit/share computation	17,862	17,300	17,303	17,300	18,284

Net income (loss) per common unit/share attributable to common unit holders/stockholders :
Basic	$0.19	$0.58	$0.21	$0.03	$(0.50)

Diluted	$0.19	$0.58	$0.21	$0.03	$(0.50)